Loss per share (Tables)	6 Months Ended
Jun. 30, 2018
Loss per share [abstract]
Loss per Share
	June 30,
	2018	2017
Loss attributable to common equity holders	(2,473)	(3,725)
Weighted average number of shares for basic and diluted LPS	31,961,612	22,353,211